MORTGAGE LOANS (Tables)	12 Months Ended
Dec. 31, 2011
MORTGAGE LOANS
Schedule of the breakdown of the commercial mortgage loan portfolio by property type

Type	Percentage of Mortgage Loans on Real Estate
Retail	65.7%
Office Buildings	13.4
Apartments	11.3
Warehouses	7.6
Other	2.0

100.0%

Schedule of mortgage loans by location of properties

State	Percentage of Mortgage Loans on Real Estate
Texas	11.9%
Georgia	9.2
Tennessee	7.4
Florida	7.0
Alabama	6.8
South Carolina	6.0
North Carolina	5.4
Ohio	5.0
Utah	4.5
California	3.2
Indiana	2.8
Michigan	2.7
Pennsylvania	2.6

74.5%

Schedule of changes in the allowance for mortgage loan credit losses

	As of December 31,
	2011	2010
	(Dollars In Thousands)
Beginning balance	$11,650	$1,725
Charge offs	(16,278)	(1,146)
Recoveries	(2,471)	—
Provision	13,574	11,071

Ending balance	$6,475	$11,650

Schedule of an analysis of the delinquent loans

	30 - 59 Days Delinquent	60 - 89 Days Delinquent	Greater than 90 Days Delinquent	Total Delinquent
	(Dollars In Thousands)
Commercial mortgage loans	$51,767	$2,348	$12,536	$66,651
Number of delinquent commercial mortgage loans	10	1	6	17

Schedule of information regarding impaired loans

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Income
	(Dollars In Thousands)
2011
Commercial mortgage loans:
With no related allowance recorded	$7,917	$10,926	$—	$1,979	$34	$34
With an allowance recorded	15,521	15,521	6,475	5,174	117	181
2010
Commercial mortgage loans:
With no related allowance recorded	$1,579	$1,579	$—	$1,579	$—	$—
With an allowance recorded	18,642	18,642	11,650	4,661	805	767